HEDGE ACCOUNTING - Net Investment in Foreign Operations (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Translation adjustment of the investments	$ 346.1	$ 1,124,732	$ (47,197)	$ (475,000)
Exchange difference of financial liabilities	(177.5)	(576,881)	30,568	35,819
Exchange difference in forward contracts	$ (168.4)	(547,310)	$ 16,832	$ 291,506
Net OCI account		541
Leasing Bogota Panama S.A.
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Translation adjustment of the investments		1,064,099
Exchange difference of financial liabilities		(549,336)
Exchange difference in forward contracts		(514,343)
Net OCI account		420
Other subsidiaries and branches Banco de Bogota
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Translation adjustment of the investments		33,088
Exchange difference in forward contracts		(32,967)
Net OCI account		121
Occidental Bank Barbados
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Translation adjustment of the investments		5,866
Exchange difference of financial liabilities		(5,866)
Banco de Occidente S.A.
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Translation adjustment of the investments		5,598
Exchange difference of financial liabilities		(5,598)
Sociedad Portuaria El Cayao S.A. E.S.P.
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Translation adjustment of the investments		7,865
Exchange difference of financial liabilities		(7,865)
Gases del Pacifico S.A.C.
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Translation adjustment of the investments		1,492
Exchange difference of financial liabilities		(1,492)
Gas Natural de Lima y Callao S.A.C. - Calidda
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Translation adjustment of the investments		6,724
Exchange difference of financial liabilities		$ (6,724)

[1]	See note 2.4, “convenience translation into U.S. dollars”.